Stock Repurchase Program - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Mar. 21, 2011	Mar. 31, 2009	Feb. 21, 2009	Dec. 31, 2011
Share Repurchases [Line Items]
Share repurchase program maximum authorized amount	$ 40,000		$ 10,000
Number of shares repurchased		2,800		2,394,573
Shares repurchased amount		$ 13		$ 34,791
Stock Repurchase Program, Expiration Date				Mar. 20, 2012